PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
PROPERTY, PLANT AND EQUIPMENT, NET
Property plant and equipment, gross	$ 88,783	$ 74,435
Less: Accumulated depreciation	(38,641)	(28,539)
Property, plant and equipment, net	50,142	45,896
Depreciation expenses	9,296	7,530	$ 6,099
Buildings
PROPERTY, PLANT AND EQUIPMENT, NET
Property plant and equipment, gross	896	907
Furniture, fixture and equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Property plant and equipment, gross	13,684	10,639
Leasehold improvement
PROPERTY, PLANT AND EQUIPMENT, NET
Property plant and equipment, gross	73,163	61,735
Motor vehicles
PROPERTY, PLANT AND EQUIPMENT, NET
Property plant and equipment, gross	$ 1,040	$ 1,154